Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Summary of trade and other payables

	2024 GBPm	2025 GBPm
Trade payables	223	89
Accruals	851	978
Social security and other taxes	181	195
Other payables	539	616
Deferred income	2,328	2,390
Total	4,122	4,268